Note 7 - Cash and Restricted Cash (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Non-current restricted cash and cash equivalents	$ 144	$ 144
Financial guarantee, standby letter of credit [member]
Statement Line Items [Line Items]
Non-current restricted cash and cash equivalents	$ 75	$ 75